Pensions and other post retirement benefits (Tables)	12 Months Ended
Mar. 31, 2018
Employee Benefits [Abstract]
Schedule of results of most recent actuarial valuations
The results of the most recent actuarial valuations are shown below. See page 145 for the assumptions used for IAS 19 purposes.

	Section A of NGUKPS		Section B of NGUKPS		NGEG of ESPS
Latest full actuarial valuation	31 March 2017		31 March 2017		31 March 2016
Actuary	Willis Towers Watson		Willis Towers Watson		Aon Hewitt
Market value of scheme assets at latest valuation	£6,716	m	£5,849	m	£2,553	m
Actuarial value of benefits due to members	£6,627	m	£6,057	m	£3,053	m
Market value as percentage of benefits	101%		97%		84%
Funding surplus/(deficit)	£89	m	(£208m)		(£500m)
Funding surplus/(deficit) net of tax	£74	m	(£173m)		(£415m)

Disclosure of actuarial assumptions
The Company has applied the following financial assumptions in assessing DB liabilities.

	UK pensions
	2018	2017	2016
	%	%	%
Discount rate[1] – past service[2]	2.60	2.40	3.30
Discount rate[1] – future service[2]	2.65	2.65	3.30
Rate of increase in salaries[3]	3.40	3.50	3.20
Rate of increase in RPI – past service[4]	3.15	3.20	2.90
Rate of increase in RPI – future service[4]	3.10	3.15	2.90

1.	The discount rates for pension liabilities have been determined by reference to appropriate yields on high-quality corporate bonds prevailing in the UK debt markets at the reporting date.

2.
In the UK for 2018, National Grid has adopted a different discount rate assumption by increasing the duration of the scheme liabilities to 25 years for future service obligations. This has led to a future service discount rate in the UK of 2.65% for both the 2017 and 2018 year-ends. The 2017 discount rate was 2.40% based on an expected duration of scheme liabilities of 17 years.

3.
A promotional scale has also been used where appropriate. The UK assumption stated is that relating to service prior to 1 April 2013. The UK assumption for the rate of increase in salaries for past service after this date is 2.20% (2017: 2.20%; 2016: 2.10%) and for future service 2.15% (2017: 2.20%; 2016: 2.10%). The rates of increase stated are not indicative of historical increases awarded or a guarantee of future increases, but merely an appropriate assumption utilised in assessing DB liabilities.

4.
This is the key assumption that determines assumed increases in pensions in payment and deferment in the UK only. Consistent with the derivation of the discount rate, the RPI assumption reflects the duration of the active liabilities to be adopted in the calculation of the future service obligations. This approach leads to a RPI assumption for the future service rate of 3.10% p.a. at reporting date (2017: 3.15%; 2016: 2.90%), as compared to the 2017 published assumption of 3.20% for both past service and future service.

	US pensions			US other post-retirement benefits
	2018	2017	2016	2018	2017	2016
	%	%	%	%	%	%
Discount rate[1]	4.00	4.25	4.25	4.00	4.25	4.25
Rate of increase in salaries	3.50	3.50	3.50	3.50	3.50	3.50
Initial healthcare cost trend rate	n/a	n/a	n/a	7.50	7.00	7.50
Ultimate healthcare cost trend rate[2]	n/a	n/a	n/a	4.50	4.50	4.50

1.
The discount rates for pension liabilities have been determined by reference to appropriate yields on high-quality corporate bonds prevailing in the US debt markets at the reporting date with an expected duration of plan liabilities of 17 years.

2.	The ultimate healthcare cost trend rate will reach the ultimate trend in 2026/28 (2017 and 2016: 2024/25).

For sensitivity analysis see note 33.

	2018		2017		2016
	UK years	US years	UK years	US years	UK years	US years

Assumed life expectations for a retiree age 65
Males	22.3	22.0	22.9	21.9	22.8	21.8
Females	23.9	24.2	24.7	24.1	25.2	24.0
In 20 years:
Males	23.7	23.6	25.1	23.6	25.1	23.5
Females	25.5	25.8	27.1	25.7	27.6	25.6

Amounts recognised in the statement of financial position
Amounts recognised in the statement of financial position

	2018	2017	2016
	£m	£m	£m
Present value of funded obligations[1]	(23,747)	(25,890)	(28,648)
Fair value of plan assets	23,858	24,375	26,434
	111	(1,515)	(2,214)
Present value of unfunded obligations	(307)	(340)	(304)
Other post-employment liabilities	(67)	(78)	(67)
Net defined benefit liability	(263)	(1,933)	(2,585)
Represented by:
Liabilities	(1,672)	(2,536)	(2,995)
Assets	1,409	603	410
	(263)	(1,933)	(2,585)

The geographical split of pensions and other post-retirement benefits is as shown below:

	UK Pensions			US Pensions			US other post-retirement benefits
	2018	2017	2016	2018	2017	2016	2018	2017	2016
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Present value of funded obligations[1]	(14,152)	(15,565)	(19,341)	(6,349)	(6,790)	(5,916)	(3,246)	(3,535)	(3,391)
Fair value of plan assets	15,330	15,489	19,401	6,030	6,322	5,136	2,498	2,564	1,897
	1,178	(76)	60	(319)	(468)	(780)	(748)	(971)	(1,494)
Present value of unfunded obligations	(74)	(80)	(75)	(233)	(260)	(229)	—	—	—
Other post-employment liabilities	—	—	—	—	—	—	(67)	(78)	(67)
Net defined benefit asset/(liability)	1,104	(156)	(15)	(552)	(728)	(1,009)	(815)	(1,049)	(1,561)
Represented by:
Liabilities	(74)	(536)	(300)	(783)	(951)	(1,134)	(815)	(1,049)	(1,561)
Assets	1,178	380	285	231	223	125	—	—	—
	1,104	(156)	(15)	(552)	(728)	(1,009)	(815)	(1,049)	(1,561)

1.	Present value of funded obligations split approximately as follows:

•	UK pensions at 31 March 2018: 10% active members (2017: 12%; 2016: 12%); 18% deferred members (2017: 19%; 2016: 18%); 72% pensioner members (2017: 69%; 2016: 70%)

•	US pensions at 31 March 2018: 38% active members (2017: 38%; 2016: 39%); 8% deferred members (2017: 9%; 2016: 9%); 54% pensioner members (2017: 53%; 2016: 52%)

•	US other post-retirement benefits at 31 March 2018: 38% active members (2017: 39%; 2016: 41%); 0% deferred members (2017: 0%; 2016: 0%); 62% pensioner members (2017: 61%; 2016: 59%)

Amounts recognised in the income statement and statement of other comprehensive income
Amounts recognised in the income statement and statement of other comprehensive income

	2018	2017	2016
	£m	£m	£m
Included within operating costs
Administration costs	16	16	16
Included within payroll costs
Defined benefit scheme costs:
Current service cost	193	232	221
Past service cost – augmentations	1	1	3
Past service credit – redundancies	(1)	(1)	(1)
Special termination benefit cost – redundancies	9	7	11
	202	239	234
Included within finance income and costs
Net interest cost	65	105	112
Included within gain on disposal of discontinued operations
Administration costs	—	5	2
Disposal of UK Gas Distribution	—	34	—
	—	39	2
Total included in income statement[1,2]	283	399	364
Remeasurement gains of pension assets and post-retirement benefit obligations	1,313	348	539
Exchange adjustments	175	(345)	(81)
Total included in the statement of other comprehensive income[2]	1,488	3	458

1.
Amounts recognised in the income statement include operating costs of £nil (2017: £1 million; 2016: £1 million); payroll costs of £nil (2017: £35 million; 2016: £28 million); and net interest of £nil (2017: £2 million income; 2016: £1 million cost) presented within profit from discontinued operations. These amounts all relate to UK pensions.

2.
Amounts recognised in the statement of other comprehensive income include remeasurements of pension assets and post-retirement benefit obligations of £nil (2017: £75 million loss; 2016: £129 million gain) presented within discontinued operations. These amounts all relate to UK pensions.

The geographical split of pensions and other post-retirement benefits is as shown below:

	UK Pensions			US Pensions			US other post-retirement benefits
	2018	2017	2016	2018	2017	2016	2018	2017	2016
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Included within operating costs
Administration costs	6	6	9	9	9	6	1	1	1
Included within payroll costs
Defined benefit scheme costs:
Current service cost	49	76	74	98	103	95	46	53	52
Past service cost – augmentations	1	1	3	—	—	—	—	—	—
Past service credit – redundancies	(1)	(1)	(1)	—	—	—	—	—	—
Special termination benefit cost – redundancies	9	7	11	—	—	—	—	—	—
	58	83	87	98	103	95	46	53	52
Included within finance income and costs
Net interest cost	3	—	18	27	43	36	35	62	58
Included within gain on disposal of discontinued operations
Administration costs	—	5	2	—	—	—	—	—	—
Disposal of UK Gas Distribution	—	34	—	—	—	—	—	—	—
	—	39	2	—	—	—	—	—	—
Total included in income statement	67	128	116	134	155	137	82	116	111
Remeasurement gains/(losses) of pension assets and post retirement benefit obligations	1,177	(541)	534	27	319	(67)	109	570	72
Exchange adjustments	—	—	—	75	(140)	(33)	100	(205)	(48)
Total included in the statement of other comprehensive income	1,177	(541)	534	102	179	(100)	209	365	24

Disclosure of reconciliation of the net defined benefit liability
Reconciliation of the net defined benefit liability

	2018	2017	2016
	£m	£m	£m
Opening net defined benefit liability	(1,933)	(2,585)	(3,258)
Cost recognised in the income statement	(283)	(399)	(364)
Remeasurement and foreign exchange effects recognised in the statement of other comprehensive income	1,488	3	458
Employer contributions	475	1,073	587
Other movements	(10)	(25)	(8)
Closing net defined benefit liability	(263)	(1,933)	(2,585)
The geographical split of pensions and other post-retirement benefits is as shown below:

	UK pensions			US pensions			US other post-retirement benefits
	2018	2017	2016	2018	2017	2016	2018	2017	2016
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Opening net defined benefit liability	(156)	(15)	(672)	(728)	(1,009)	(1,003)	(1,049)	(1,561)	(1,583)
Cost recognised in the income statement	(67)	(128)	(116)	(134)	(155)	(137)	(82)	(116)	(111)
Remeasurement and foreign exchange effects recognised in the statement of other comprehensive income	1,177	(541)	534	102	179	(100)	209	365	24
Employer contributions	150	528	239	208	257	231	117	288	117
Other movements	—	—	—	—	—	—	(10)	(25)	(8)
Closing net defined benefit asset/(liability)	1,104	(156)	(15)	(552)	(728)	(1,009)	(815)	(1,049)	(1,561)

Changes in the present value of defined benefit obligations (including unfunded obligations)

	2018	2017	2016
	£m	£m	£m
Opening defined benefit obligations	(26,230)	(28,952)	(29,592)
Current service cost	(193)	(232)	(221)
Interest cost	(775)	(1,057)	(1,026)
Actuarial (losses)/gains – experience	(100)	166	659
Actuarial gains – demographic assumptions	671	225	—
Actuarial gains/(losses) – financial assumptions	174	(3,377)	218
Past service credit – redundancies	1	1	1
Special termination benefit cost – redundancies	(9)	(7)	(11)
Past service cost – augmentations	(1)	(1)	(3)
Medicare subsidy received	(21)	(14)	(15)
Obligations transferred on disposal of UK Gas Distribution	—	6,970	—
Employee contributions	(1)	(1)	(2)
Benefits paid	1,285	1,443	1,348
Exchange adjustments	1,145	(1,394)	(308)
Closing defined benefit obligations	(24,054)	(26,230)	(28,952)
The geographical split of pensions and other post-retirement benefits is as shown below:

	UK pensions			US pensions			US other post-retirement benefits
	2018	2017	2016	2018	2017	2016	2018	2017	2016
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Opening defined benefit obligations	(15,645)	(19,416)	(20,125)	(7,050)	(6,145)	(6,055)	(3,535)	(3,391)	(3,412)
Current service cost	(49)	(76)	(74)	(98)	(103)	(95)	(46)	(53)	(52)
Interest cost	(366)	(615)	(649)	(273)	(285)	(242)	(136)	(157)	(135)
Actuarial (losses)/gains – experience	(95)	106	552	(38)	(2)	15	33	62	92
Actuarial gains – demographic assumptions	565	214	—	30	2	—	76	9	—
Actuarial gains/(losses) – financial assumptions	604	(3,751)	—	(279)	37	120	(151)	337	98
Past service credit – redundancies	1	1	1	—	—	—	—	—	—
Special termination benefit cost – redundancies	(9)	(7)	(11)	—	—	—	—	—	—
Past service cost – augmentations	(1)	(1)	(3)	—	—	—	—	—	—
Medicare subsidy received	—	—	—	—	—	—	(21)	(14)	(15)
Obligations transferred on disposal of UK Gas Distribution	—	6,970	—	—	—	—	—	—	—
Employee contributions	(1)	(1)	(2)	—	—	—	—	—	—
Benefits paid	770	931	895	362	349	310	153	163	143
Exchange adjustments	—	—	—	764	(903)	(198)	381	(491)	(110)
Closing defined benefit obligations	(14,226)	(15,645)	(19,416)	(6,582)	(7,050)	(6,145)	(3,246)	(3,535)	(3,391)
23. Pensions and other post-retirement benefits continued

Changes in the value of plan assets

	2018	2017	2016
	£m	£m	£m
Opening fair value of plan assets	24,375	26,434	26,408
Interest income	710	952	914
Return on plan assets in excess of/(less than) interest	568	3,334	(338)
Administration costs	(16)	(21)	(18)
Employer contributions	475	1,073	587
Employee contributions	1	1	2
Benefits paid	(1,285)	(1,443)	(1,348)
Exchange adjustments	(970)	1,049	227
Assets transferred on disposal of UK Gas Distribution	—	(7,004)	—
Closing fair value of plan assets	23,858	24,375	26,434
Actual return on plan assets	1,278	4,286	576
Expected contributions to plans in the following year	363	491	686
The geographical split of pensions and other post-retirement benefits is as shown below:

	UK pensions			US pensions			US other post-retirement benefits
	2018	2017	2016	2018	2017	2016	2018	2017	2016
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Opening fair value of plan assets	15,489	19,401	19,453	6,322	5,136	5,052	2,564	1,897	1,903
Interest income	363	615	631	246	242	206	101	95	77
Return on plan assets in excess of/(less than) interest	103	2,890	(18)	314	282	(202)	151	162	(118)
Administration costs	(6)	(11)	(11)	(9)	(9)	(6)	(1)	(1)	(1)
Employer contributions	150	528	239	208	257	231	117	288	117
Employee contributions	1	1	2	—	—	—	—	—	—
Benefits paid	(770)	(931)	(895)	(362)	(349)	(310)	(153)	(163)	(143)
Exchange adjustments	—	—	—	(689)	763	165	(281)	286	62
Assets transferred on disposal of UK Gas Distribution	—	(7,004)	—	—	—	—	—	—	—
Closing fair value of plan assets	15,330	15,489	19,401	6,030	6,322	5,136	2,498	2,564	1,897
Actual return on plan assets	466	3,505	613	560	524	4	252	257	(41)
Expected contributions to plans in the following year	140	128	228	221	229	220	2	134	238

Disclosure of asset allocations
Each plan’s investment strategy is formulated specifically in order to target specific asset allocations, asset returns and to manage risk. The asset allocation of the plans as at 31 March 2018 is as follows:

	UK pensions[1]	US pensions[2]	US other post-retirement benefits[3]
	%	%	%
Equities	14.6	42.0	60.9
Corporate bonds	25.8	24.8	1.0
Government securities	36.7	16.2	20.4
Property	6.3	4.6	—
Diversified alternatives	5.1	10.3	12.2
Liability matching assets	7.7	—	—
Other	3.8	2.1	5.5
	100.0	100.0	100.0

1.	Of total assets at year-end date, 57.8% is invested in the UK, 18.4% in the US and 23.7% in other countries, including the EU.

2.	Of total assets at year-end date, 88.5% is invested in the US, 1.2% in the UK and 10.3% in other countries.

3.	Of total assets at year-end date, 91.8% is invested within the US, 0.2% in the UK and 8.0% in other countries.
Asset allocations
Within the asset allocations below there is significant diversification across regions, asset managers, currencies and bond categories.

UK pensions

	2018			2017			2016
	Quoted	Unquoted	Total	Quoted	Unquoted	Total	Quoted	Unquoted	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Equities[1]	1,420	813	2,233	2,624	596	3,220	3,272	962	4,234
Corporate bonds[2]	3,949	—	3,949	3,526	—	3,526	5,601	—	5,601
Government securities	5,629	—	5,629	5,406	—	5,406	6,059	—	6,059
Property	129	834	963	90	708	798	90	1,081	1,171
Diversified alternatives[3]	99	690	789	250	628	878	159	505	664
Liability matching assets[4]	1,174	—	1,174	1,162	—	1,162	1,020	—	1,020
Other[5]	211	382	593	63	436	499	649	3	652
	12,611	2,719	15,330	13,121	2,368	15,489	16,850	2,551	19,401

1.	Included within equities at 31 March 2018 were ordinary shares of National Grid plc with a value of £nil (2017: £2 million; 2016: £7 million).

2.	Included within corporate bonds at 31 March 2018 was an investment in a number of bonds issued by subsidiary undertakings with a value of £nil (2017: £nil; 2016: £70 million).

3.	Includes return seeking non-conventional asset classes which include hedge funds, private debt, mezzanine debt, infrastructure debt and fixed income debt instruments.

4.	Includes liability-driven investment vehicles.

5.	Includes cash and cash type instruments.

US pensions

	2018			2017			2016
	Quoted	Unquoted	Total	Quoted	Unquoted	Total	Quoted	Unquoted	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Equities	577	1,954	2,531	698	1,915	2,613	625	1,508	2,133
Corporate bonds	1,085	413	1,498	1,130	537	1,667	954	483	1,437
Government securities	414	565	979	872	71	943	711	—	711
Property	—	279	279	—	335	335	—	276	276
Diversified alternatives[1]	198	421	619	209	433	642	163	334	497
Other[2]	20	104	124	31	91	122	—	82	82
	2,294	3,736	6,030	2,940	3,382	6,322	2,453	2,683	5,136

1.	Includes return seeking non-conventional asset classes which include hedge funds, real estate debt and limited partnerships.

2.	Includes collateral, liquid investments and cash deposits, debtors and creditors.

US other post-retirement benefits

	2018			2017			2016
	Quoted	Unquoted	Total	Quoted	Unquoted	Total	Quoted	Unquoted	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Equities	412	1,110	1,522	405	1,162	1,567	281	853	1,134
Corporate bonds	24	—	24	19	—	19	37	1	38
Government securities	508	2	510	520	1	521	390	—	390
Diversified alternatives[1]	161	144	305	166	149	315	122	104	226
Other[2]	—	137	137	—	142	142	—	109	109
	1,105	1,393	2,498	1,110	1,454	2,564	830	1,067	1,897

1.	Includes return seeking non-conventional asset classes which include hedge funds, real estate debt and limited partnerships.

2.	Includes collateral, liquid investments and cash deposits, debtors and creditors.